Risk management - Schedule of maturity analysis of assets and guarantees received and committed (Details) - Liquidity risk - With mortgage collateral € in Millions	Dec. 31, 2025 EUR (€)
On-balance-sheet assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Committed assets	€ 306,400
On-balance-sheet assets | Unmatured
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Committed assets	24,200
On-balance-sheet assets | 1 month
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Committed assets	50,700
On-balance-sheet assets | 1 to 3 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Committed assets	14,100
On-balance-sheet assets | 3 to 12 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Committed assets	38,400
On-balance-sheet assets | 1 to 2 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Committed assets	38,800
On-balance-sheet assets | 2 to 3 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Committed assets	29,500
On-balance-sheet assets | 3 to 5 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Committed assets	37,700
On-balance-sheet assets | 5 to 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Committed assets	36,300
On-balance-sheet assets | More than 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Committed assets	36,600
Off-balance-sheet assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	185,160
Off-balance-sheet assets | Unmatured
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	2,200
Off-balance-sheet assets | 1 month
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	85,200
Off-balance-sheet assets | 1 to 3 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	28,200
Off-balance-sheet assets | 3 to 12 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	61,800
Off-balance-sheet assets | 1 to 2 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	4,000
Off-balance-sheet assets | 2 to 3 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	800
Off-balance-sheet assets | 3 to 5 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	1,900
Off-balance-sheet assets | 5 to 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	1,100
Off-balance-sheet assets | More than 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	€ 0